Ordinary Shares (Details)									12 Months Ended
		Nov. 30, 2024 USD ($) $ / shares shares	Nov. 28, 2024 USD ($) shares	Sep. 13, 2024 $ / shares shares	Dec. 15, 2023 $ / shares shares	Aug. 25, 2023 USD ($) $ / shares shares	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Nov. 18, 2024 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Ordinary Shares [Line Items]
American depository share				10,000	10
Aggregate consideration (in Dollars) | $						$ 6,000,000
Addition shares authorized											19,500,000,000
Addition share par value (in Dollars per share) | $ / shares											$ 0.0001
Aggregate consideration (in Dollars) | ¥										¥ 43,073,399
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized capitall value (in Dollars) | $												$ 50,000
Authorized ordinary shares												500,000,000
Common stock, par value per share (in Dollars per share) | $ / shares						$ 0.0001						$ 0.0001
Shares issued									116,667,000	116,667,000
Investors ordinary shares						50,000,000
Ordinary shares issued				10	5
Addition share par value (in Dollars per share) | $ / shares						$ 0.0001
Addition shares issued											200,000,000
Share issued price per share (in Dollars per share) | $ / shares											$ 0.0001
ADS [Member]
Ordinary Shares [Line Items]
American depository share				1	1
ADS Ratio, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
American depositary shares current ratio				1	1
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized ordinary shares	[1]								19,700,000,000	19,700,000,000
Common stock, par value per share (in Dollars per share) | $ / shares	[1]								$ 0.0001
Shares issued		1,800,000,000
Addition shares issued											19,700,000,000
Share issued price per share (in Dollars per share) | $ / shares		$ 0.0001									$ 0.0001
Aggregate consideration (in Dollars) | $		$ 34,200,000
Ordinary shares, issued	[1]								71,667,000	71,667,000
Class A Ordinary Shares [Member] | Individual Investors [Member]
Ordinary Shares [Line Items]
Shares issued			1,800,000,000
Aggregate consideration (in Dollars) | $			$ 34,200,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized ordinary shares	[1]								100,000,000	100,000,000
Common stock, par value per share (in Dollars per share) | $ / shares	[1]								$ 0.0001
Addition shares issued											100,000,000
Share issued price per share (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares, issued	[1]								45,000,000	45,000,000
IPO [Member]
Ordinary Shares [Line Items]
Total offering (in Dollars) | $								$ 30,800,000
Proceeds from issuance initial public offering							¥ 170,700,000	26,200,000
Aggregate consideration (in Dollars) | $								$ 30,800,000
IPO [Member] | ADS [Member]
Ordinary Shares [Line Items]
Shares issued							3,333,400	3,333,400
American depository share							5	5
Share price (in Dollars per share) | $ / shares								$ 9.25
Share issued price per share (in Dollars per share) | $ / shares								$ 9.25

[1]	Retrospectively reflect dual-class shares structure since November 18, 2024, excluding 200,000,000 authorized shares of a par value of US$0.0001 each of such class or classes which has not been determined (Note 11).